Transactions with non-controlling interests - Chongqing Pengai (Details) - CNY (¥)							8 Months Ended	12 Months Ended			25 Months Ended
	May 28, 2019	May 27, 2019	Aug. 27, 2018	Jan. 01, 2018	Dec. 31, 2017	Nov. 29, 2017	Aug. 27, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Consideration paid for non-controlling interests										¥ (1,290,000)
Proportion of equity interest held (as a percent)						83.00%					79.00%
Chongqing Pengai
Carrying amount of non-controlling interests acquired	¥ 867,000		¥ 2,430,000				¥ 2,430,000
Consideration paid for non-controlling interests	(1,250,000)		¥ (2,500,000)	¥ (3,750,000)			(6,250,000)
Excess of consideration paid to non controlling interest recognised within equity	¥ (383,000)						¥ (3,820,000)
Percentage of voting rights acquired	5.00%		10.00%	15.00%			10.00%
Proportion of equity interest held (as a percent)	100.00%	95.00%	95.00%		70.00%			100.00%	95.00%